Related parties - Transactions with other related parties (Details)			12 Months Ended
	Jul. 01, 2021 USD ($)	Jul. 01, 2021 ZAR (R)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Cash consideration			$ 3,418,715		$ 2,929,533
Gain on bargain purchase				$ 117,238
Prenetics EMEA Limited (formerly known as DNAFit Life Sciences Limited) | DNAFit Africa (Pty) Limited [Member]
Disclosure of transactions between related parties [line items]
Ownership interest acquired	100.00%	100.00%
Cash consideration	$ 65	R 1,000
Gain on bargain purchase	$ 117,238